Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Deposits made under lease arrangements included in noncurrent receivables	¥ 13,448	¥ 13,313
Rental expenses under the operating lease arrangements	44,562	40,273	38,167
Maximum amount of undiscounted payments in case of default	12,315
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	30 years
Affiliates and Other Companies | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Affiliates and Other Companies | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	10 years
Purchase of Property, Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	26,218
Purchase of Parts and Raw Materials
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 73,914